Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting
Revenue	$ 278,287	$ 277,677
Customer A
Segment Reporting
Revenue	64,356	32,513
Customer B
Segment Reporting
Revenue	$ 63,822	$ 72,557